As filed with the Securities and Exchange Commission on March 21, 2011

1933 Act File No. 333-104972
1940 Act File No. 811-21339

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 12	☒

and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 13	☒

Morgan Stanley Institutional Liquidity Funds

(a Massachusetts business trust)
(Exact Name of Registrant)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)  (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Stefanie V. Chang Yu
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, NY 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of rule 485.

Amending the Prospectus and Updating Financial Statements

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of March 2011.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

By:	/s/ Kevin Klingert
Kevin Klingert
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

(1) Principal Executive Officer	President and Principal Executive Officer	March 21, 2011

/s/ Kevin Klingert
Kevin Klingert

(2) Principal Financial Officer	Principal Financial Officer	March 21, 2011

/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

James F. Higgins

/s/ Stefanie V. Chang Yu		March 21, 2011
By: Stefanie V. Chang Yu
Attorney-In-Fact for the
Management Trustee

Frank L. Bowman	Joseph J. Kearns
Michael Bozic	Michael F. Klein
Kathleen A. Dennis	Michael E. Nugent (Chairman)
Manuel N. Johnson	W. Allen Reed
Fergus Reid
/s/ Carl Frischling		March 21, 2011
By: Carl Frischling
Attorney-In-Fact for the
Independent Trustees

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase